Employee benefits - Reconciliation of assets and liabilities recognized in the statement of financial position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Overfunded pension plans | Present value of the defined benefit obligations
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	$ 3,397	$ 3,343
Interest income	282	360
Translation adjustment	(490)	(51)
Benefit obligation (Plan assets) as at end of the year	3,577	3,397
Overfunded pension plans | Present value of the defined benefit obligations | Plans in Brazil
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	3,397
Benefit obligation (Plan assets) as at end of the year	3,577	3,397
Overfunded pension plans | Plan assets
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(4,828)	(4,694)
Interest income	406	513
Translation adjustment	(717)	(77)
Benefit obligation (Plan assets) as at end of the year	(4,737)	(4,828)
Overfunded pension plans | Plan assets | Plans in Brazil
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(4,828)
Benefit obligation (Plan assets) as at end of the year	(4,737)	(4,828)
Overfunded pension plans | Asset ceiling
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,431	1,351
Interest income	124	152
Changes on asset ceiling and onerous liability	(172)	(45)
Translation adjustment	(223)	(27)
Benefit obligation (Plan assets) as at end of the year	1,160	1,431
Overfunded pension plans | Asset ceiling | Plans in Brazil
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,431	1,351
Interest income	124	152
Changes on asset ceiling and onerous liability	(172)	(45)
Translation adjustment	(223)	(27)
Benefit obligation (Plan assets) as at end of the year	1,160	1,431
Underfunded pension plans
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	694
Benefit obligation (Plan assets) as at end of the year	656	694
Current liabilities	(20)	(16)
Non-current liabilities	(636)	(678)
Liabilities	(656)	(694)
Underfunded pension plans | Plans in Brazil
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	162
Benefit obligation (Plan assets) as at end of the year	172	162
Current liabilities	(4)
Non-current liabilities	(168)	(162)
Liabilities	(172)	(162)
Underfunded pension plans | Foreign plan
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	532
Benefit obligation (Plan assets) as at end of the year	484	532
Current liabilities	(16)	(16)
Non-current liabilities	(468)	(516)
Liabilities	(484)	(532)
Underfunded pension plans | Present value of the defined benefit obligations
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	4,470	4,045
Interest income	158	183
Translation adjustment	(353)	276
Benefit obligation (Plan assets) as at end of the year	3,929	4,470
Underfunded pension plans | Present value of the defined benefit obligations | Plans in Brazil
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	401
Benefit obligation (Plan assets) as at end of the year	334	401
Underfunded pension plans | Present value of the defined benefit obligations | Foreign plan
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	4,069
Benefit obligation (Plan assets) as at end of the year	3,595	4,069
Underfunded pension plans | Plan assets
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(3,776)	(3,419)
Interest income	127	151
Translation adjustment	(287)	254
Benefit obligation (Plan assets) as at end of the year	(3,273)	(3,776)
Underfunded pension plans | Plan assets | Plans in Brazil
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(239)
Benefit obligation (Plan assets) as at end of the year	(162)	(239)
Underfunded pension plans | Plan assets | Foreign plan
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(3,537)
Benefit obligation (Plan assets) as at end of the year	(3,111)	(3,537)
Other benefits
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,410
Benefit obligation (Plan assets) as at end of the year	1,280	1,410
Current liabilities	(52)	(58)
Non-current liabilities	(1,228)	(1,352)
Liabilities	(1,280)	(1,410)
Other benefits | Plans in Brazil
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	258
Benefit obligation (Plan assets) as at end of the year	249	258
Current liabilities	(19)	(22)
Non-current liabilities	(230)	(236)
Liabilities	(249)	(258)
Other benefits | Foreign plan
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,152
Benefit obligation (Plan assets) as at end of the year	1,031	1,152
Current liabilities	(33)	(36)
Non-current liabilities	(998)	(1,116)
Liabilities	(1,031)	(1,152)
Other benefits | Present value of the defined benefit obligations
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,410	1,296
Interest income	59	67
Translation adjustment	(133)	71
Benefit obligation (Plan assets) as at end of the year	1,280	1,410
Other benefits | Present value of the defined benefit obligations | Plans in Brazil
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	258
Benefit obligation (Plan assets) as at end of the year	249	258
Other benefits | Present value of the defined benefit obligations | Foreign plan
Reconciliation of assets and liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,152
Benefit obligation (Plan assets) as at end of the year	$ 1,031	$ 1,152